Lattice Strategies Trust

101 Montgomery Street, 27th Floor

San Francisco, CA 94104

February 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re: Lattice Strategies Trust (“Trust”) (File Nos. 333-199089 and 811-23002)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Prospectus dated February 1, 2017 for the Hartford Multifactor Developed Markets (ex-US) ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor US Equity ETF, Hartford Multifactor Global Small Cap ETF, and Hartford Multifactor REIT ETF (collectively, the “Funds”) and (ii)  the Statement of Additional Information dated February 1, 2017 for the Funds do not differ from those contained in Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 30, 2017 (Accession No. 0001144204-17-004534).

If you have any questions, please contact me at (617) 662-1742.

Sincerely,

/s/ David James

David James

Secretary of Lattice Strategies Trust

cc:	Darek Wojnar Albert Lee